FAIR VALUE MEASUREMENTS, Subsequent Measurement (FY) (Details)	1 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021	Nov. 23, 2020 $ / shares
Fair Value Measurements [Abstract]
Trading days per year	5 years	5 years
Warrants [Member] | Public Warrants [Member]
Fair Value Measurements [Abstract]
Trading days per year			252 days
Warrants [Member] | Public Warrants [Member] | Risk Free Interest Rate [Member]
Fair Value Measurements [Abstract]
Measurement input			0.0060
Warrants [Member] | Public Warrants [Member] | Expected Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input			0.280
Warrants [Member] | Public Warrants [Member] | Exercise Price [Member]
Fair Value Measurements [Abstract]
Measurement input | $ / shares			11.50
Warrants [Member] | Public Warrants [Member] | Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input | $ / shares			9.23
Warrants [Member] | Public Warrants and Private Placement Warrants [Member]
Fair Value Measurements [Abstract]
Trading days per year	252 days
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Risk Free Interest Rate [Member]
Fair Value Measurements [Abstract]
Measurement input | $ / shares	0.0056
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Expected Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input | $ / shares	0.280
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Exercise Price [Member]
Fair Value Measurements [Abstract]
Measurement input | $ / shares	11.50
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input | $ / shares	9.23
Recurring [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value	$ 0
Change in valuation inputs or other assumptions	2,345,765
Fair value	28,062,924
Recurring [Member] | Public Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value	0
Change in valuation inputs or other assumptions	1,207,500
Fair value	14,403,750
Recurring [Member] | Private Placement Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value	0
Change in valuation inputs or other assumptions	1,138,265
Fair value	13,659,174
Recurring [Member] | IPO [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value	22,793,183
Recurring [Member] | IPO [Member] | Public Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value	11,475,000
Recurring [Member] | IPO [Member] | Private Placement Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value	11,318,183
Recurring [Member] | Over-Allotment Option [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value	2,923,976
Recurring [Member] | Over-Allotment Option [Member] | Public Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value	1,721,250
Recurring [Member] | Over-Allotment Option [Member] | Private Placement Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value	$ 1,202,726